Restricted Cash - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash [Abstract]
Cash and cash equivalents	$ 352	$ 2,516		$ 3,999
Convertible Notes				238
Letters of credit	1,012	1,012		1,012
Security for credit cards	50	50		75
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 1,414	$ 3,578	$ 2,345	$ 5,324	$ 31,696